Description of Organization and Summary of Significant Accounting Policies - Digital Assets (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Summary of Significant Accounting Policies
Impairment of intangible assets	$ 3,000	$ 4,000	$ 5,100,000
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Equity Method Investment, Other-than-Temporary Impairment	Equity Method Investment, Other-than-Temporary Impairment	Equity Method Investment, Other-than-Temporary Impairment
Total book value	$ 600,000	$ 0	$ 0
Net gain	$ 1,700,000